UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:10/31/07

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
Schedule of Investments
October 31, 2007 (Unaudited)
	Shares	Market Value
COMMON STOCKS - 72.33%
Advertising - 0.96%
Greenfield Online, Inc. *	7,200	$ 109,872

Aerospace/Defense - 2.89%
CAE, Inc.	4,400	59,356
Goodrich Corp.	1,300	90,558
Lockheed Martin Corp.	900	99,036
Transdigm Group, Inc. *	1,800	81,936
		330,886
Agriculture - 0.45%
Loews Corp. - Carolina Group	600	51,468

Apparel - 0.54%
Guess ?, Inc.	1,200	61,668

Auto Manufacturer - 0.66%
Paccar, Inc.	1,350	75,006

Auto Parts & Equipment - 0.80%
Johnson Controls, Inc.	2,100	91,812

Banks - 0.44%
Royal Bank of Canada	859	50,818

Building Materials - 1.18%
Lafarge SA	1,100	44,660
Martin Marietta Materials, Inc.	300	38,805
Texas Industries, Inc.	700	51,142
		134,607
Chemicals - 4.22%
Agrium, Inc.	1,800	114,426
BASF AG ADR	600	83,676
CF Industries Holdings, Inc.	1,200	105,480
Mosaic Co. *	1,500	104,700
Potash Corp.	600	73,692
		481,974
Commercial Services - 0.80%
Corrections Corp. of America *	1,600	45,264
Hewitt Associates, Inc., Cl. A *	1,300	45,864
		91,128

Autopilot Managed Growth Fund
Schedule of Investments
October 31, 2007 (Unaudited) (Continued)
	Shares	Market Value
Computers - 3.63%
Factset Research Systems, Inc.	800	$ 56,416
Hewlett Packard Co.	1,600	82,688
NCR Corp. *	1,500	41,385
Research In Motion Ltd. *	800	99,608
Synaptics, Inc. *	1,700	92,395
Teradata Corp. *	1,500	42,795
		415,287
Cosmetics/Personal Care - 0.84%
Chattem, Inc. *	1,300	96,590

Diversified Financial Services - 1.57%
Eaton Vance Corp.	3,600	180,108
		180,108
Electric - 7.48%
Alleghany Energy, Inc.	1,400	84,924
American Electric Power Co., Inc.	2,100	101,241
Edison International	1,400	81,326
Entergy Corp.	1,700	203,779
Exelon Corp.	1,000	82,780
FPL Group, Inc.	800	54,736
Northeast Utilities	3,300	101,739
Public Service Enterprise	800	76,480
Reliant Energy, Inc. *	2,500	68,800
		855,805
Electronics - 1.96%
Flir Systems, Inc. *	1,800	124,902
Waters Corp. *	1,300	100,074
		224,976
Engineering & Construction - 0.92%
ABB Ltd.	3,500	105,770

Gas - 0.43%
Sempra Energy	800	49,208

Healthcare- Products - 3.78%
Hologic, Inc. *	1,000	67,930
Idexx Laboratories, Inc. *	500	60,890
Intuitive Surgical, Inc. *	600	196,122
Kinetic Concepts, Inc. *	1,800	108,180
		433,122
Household Products/Wares - 0.68%
Baxter International, Inc.	1,300	78,013

Autopilot Managed Growth Fund
Schedule of Investments
October 31, 2007 (Unaudited) (Continued)
	Shares	Market Value
Insurance - 0.50%
Prudential Financial, Inc.	600	$ 58,032

Internet - 3.24%
Blue Nile, Inc. *	800	63,232
Ctrip.com International, Inc.	2,000	112,720
Global Sourves Ltd. *	4,000	129,640
Priceline.com, Inc. *	700	65,170
		370,762
Insurance - 0.64%
Loews Corp.	1,500	73,635

Iron/Steel - 0.91%
Arcelor Mittal - Cl. A	1,300	103,935

Leisure Time - 0.73%
WMS Industries, Inc. *	2,400	83,208

Machinery - Diversified - 1.68%
Deere & Co.	600	92,940
Manitowoc Co., Inc.	2,000	98,520
		191,460
Media - 1.25%
Rogers Communications, Inc.	2,800	142,688

Metal Fabricate/Hardware - 0.52%
Precision Castparts Corp.	400	59,924

Mining - 1.62%
Silver Standard Resources, Inc. *	1,400	59,444
Southern Copper Corp.	900	125,730
		185,174
Miscellaneous Manufacturers - 3.71%
Barnes Group, Inc.	2,800	102,844
Eaton Corp.	800	74,064
Honeywell International, Inc.	1,000	60,410
ITT Industries,Inc.	1,200	80,304
Roper Indusries, Inc.	1,500	106,215
		423,837
Office/Business Equip - 0.58%
Xerox Corp. *	3,800	66,272

Oil & Gas - 4.78%
FMC Technologies, Inc. *	1,600	97,008
Flotek Industries, Inc. *	1,800	91,440
Halliburton Co.	2,000	78,840
Holly Corp.	1,200	75,360
Smith International, Inc.	1,400	92,470
Weatherford International Ltd. *	900	58,419
XTO Energy, Inc.	800	53,104
		546,641

Autopilot Managed Growth Fund
Schedule of Investments
October 31, 2007 (Unaudited) (Continued)
	Shares	Market Value
Oil & Gas Services - 3.49%
Cameron International Corp. *	1,100	$ 107,096
Core Laboratories NV *	800	116,752
Dawson Geophysical Co. *	1,400	111,734
Dril-Quip, Inc. *	1,100	58,663
		394,245
Packaging&Containers - 1.72%
Greif, Inc., Cl. A	2,000	127,200
Ball Corp.	1,400	69,412
		196,612
Pharmaceuticals - 1.69%
Express Scripts, Inc., Cl. A *	1,400	88,340
Gilead Sciences, Inc. *	1,000	46,190
Merck & Co.	1,000	58,260
		192,790
Pipelines - 0.39%
Oneok, Inc.	900	44,946

Retail - 0.52%
McDonald's Corp.	1,000	59,700
		59,700
Semiconductors - 1.06%
Siliconware Precision Industries Co.	5,098	59,035
Varian Semiconductor Equipment Associates, Inc. *	1,350	62,127
		121,162
Software - 1.80%
Dun & Bradstreet Corp.	600	58,110
Open Text Corp. *	2,100	65,520
Oracle Corp. *	3,700	82,029
		205,659
Telecommunications - 4.95%
Anixter Internatioanl, Inc. *	1,000	71,850
Atlantic Tele-Network, Inc.	1,957	70,276
AT&T, Inc.	1,300	54,327
Juniper Networks, Inc.*	2,200	79,200
Mobile Telesystems OJSC	900	74,700
Netgear, Inc. *	1,700	60,078
Telephone & Data Systems, Inc.	800	55,992
Vimpel-Communications	3,000	99,210
		565,633

Autopilot Managed Growth Fund
Schedule of Investments
October 31, 2007 (Unaudited) (Continued)
	Shares	Market Value
Transportation - 2.32%
Alexander & Baldwin, Inc.	800	$ 41,904
Genco Shipping & Trading Ltd.	1,300	93,457
International Shipholding Corp. *	3,534	76,688
Quintana Maritime Ltd.	1,900	53,105
		265,154

TOTAL COMMON STOCKS (Cost $6,595,645)		8,269,587

SHORT TERM INVESTMENTS - 21.65%
Goldman Sachs Prime Obligation Fund, 4.93%	2,475,574	$ 2,475,574
(Cost $2,475,574)

TOTAL INVESTMENTS (Cost $9,071,219)- 93.98% (a)		$ 10,745,161
Cash and other assets less liabilities - 6.02%		688,412
NET ASSETS- 100.00%		$ 11,433,573

* Non-Income producing security.
ADR-American Depository Receipt.

		Unrealized
	Number of	Appreciation
FUTURES CONTRACTS	Contracts	(Depreciation)
E-Mini Russell 100 Contracts maturing
Dec 2007 (Underlying Face Amount at
Value $2,080,750)	25	(26,870)

At October 31, 2007, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 1,701,427
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(27,485)
Net unrealized appreciation		$ 1,673,942

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/27/07

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/27/07